HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, ₽ in Billions				1 Months Ended	3 Months Ended				6 Months Ended
	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)		Dec. 31, 2023 USD ($)	Sep. 13, 2023	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Net assets					$ (1,125)	$ (1,140)	$ (988)		$ (1,125)	$ (988)		$ (1,078)		$ (918)	$ (767)
Impairment loss recognised in profit or loss					1		(7)	[1]	2	(11)	[1]
Profit after tax from discontinued operations					0		(123)	[1]	0	(470)	[1]
Impairment									0	0
Russia CGU
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received		$ 1,294	₽ 130
Percentage of bonds approved for transfer													95.00%
Profit after tax from discontinued operations	$ 3,700
Russia CGU | Unitel LLC
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration in kind, bonds				$ 274
Nominal value	1,576
Deferred consideration												72
Russia CGU | PJSC Vimpelcom | Issue of notes
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Nominal value												72
Foreign currency translation
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Net assets					6,062	6,011	9,190		6,062	9,190		5,990		9,022	8,808
Foreign currency translation | Russia CGU
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Net assets	$ 3,400
Total
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Net assets					$ (911)	(903)	(782)		$ (911)	(782)		$ (865)		$ (701)	$ (569)
Assets and liabilities classified as held for sale | Kyrgyzstan
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Impairment loss recognised in profit or loss						0
Assets and liabilities classified as held for sale | TNS-Plus LLP
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Impairment loss recognised in profit or loss						0
Assets and liabilities classified as held for sale | Russia CGU
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Impairment										281
Net assets							168			168
Recoverable amount of asset or cash-generating unit							152			152
Assets and liabilities classified as held for sale | Foreign currency translation | Kyrgyzstan
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Net assets						99
Assets and liabilities classified as held for sale | Foreign currency translation | TNS-Plus LLP
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Net assets						$ 43
Assets and liabilities classified as held for sale | Total | Russia CGU
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Net assets							$ 152			$ 152

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.